Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	Jan. 18, 2021	Jun. 30, 2021
FDIC insured amount		$ 250,000
Cash equivalents		0
Accrued for interest and penalties	$ 0	0
Unrecognized tax benefits	$ 0	$ 0
Class A Ordinary Shares [Member]
Temporary equity shares outstanding		24,906,060
Class B Ordinary Shares [Member]
Number of shares forfeited during the period	900,000